UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Mar 31, 2011
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [   ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo, 112-8688, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6742-1100
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Shingo Sumimoto,   Tokyo, Japan    18 May 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     71
                                         ---------
Form 13F Information Table Value Total:   107,379
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ABERCROMBIE &
 FITCH CO       CL A 002896207   294   5,000  SH       DEFINED        5,000   0     0
ACTIVISION BLIZZARD
 INC            COM  00507V109   323  29,430  SH       DEFINED       29,430   0     0
ADVANCED MICRO DEVICES
 INC            COM  007903107   379  44,100  SH       DEFINED       44,100   0     0
AES CORP        COM  00130H105   325  24,980  SH       DEFINED       24,980   0     0
APACHE CORP     COM  037411105   626   4,780  SH       DEFINED        4,780   0     0
APPLE INC       COM  037833100 1,052   3,020  SH       DEFINED        3,020   0     0
BANK OF AMERICA
 CORPORATION    COM  060505104 20,407 42,040  SH       DEFINED       42,040   0     0
BECKMAN COULTER
 INC            COM  075811109   415   5,000  SH       DEFINED        5,000   0     0
BJS WHOLESALE
 CLUB INC       COM  05548J106   488  10,000  SH       DEFINED       10,000   0     0
BOSTON SCIENTIFIC
 CORP           COM  101137107   317  44,030  SH       DEFINED       44,030   0     0
BROADCOM CORP   CL A 111320107   310   7,870  SH       DEFINED        7,870   0     0
BUCYRUS INTERNATIONAL
 INC            COM  118759109 2,744  30,000  SH       DEFINED       30,000   0     0
CAPITAL ONE FINANCIAL
 CORP           COM  14040H105    57   1,100  SH       DEFINED        1,100   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107 5,476 772,320  SH       DEFINED      772,320   0     0
CISCO SYS INC   COM  17275R102   175  10,190  SH       DEFINED       10,190   0     0
CITIGROUP INC   COM  172967101 1,953  77,810  SH       DEFINED       77,810   0     0
COMCAST CORP
 NEW            CL A 20030N101    45   1,810  SH       DEFINED        1,810   0     0
D R HORTON INC  COM  23331A109   320  27,440  SH       DEFINED       27,440   0     0
DEERE & CO      COM  244199105   934   9,640  SH       DEFINED        9,640   0     0
DOLLAR TREE INC COM  256746108 1,388  25,000  SH       DEFINED       25,000   0     0
EL PASO
 CORPORATION    COM  28336L109   324  18,000  SH       DEFINED       18,000   0     0
EXCO RESOURCES
 INC            COM  269279402 1,654  80,050  SH       DEFINED       80,050   0     0
EXXON MOBIL
 CORPORATION    COM  30231G102   229   2,720  SH       DEFINED        2,720   0     0
FAMILY DLR
 STORES INC     COM  307000109   770  15,000  SH       DEFINED       15,000   0     0
FIFTH THIRD
 BANCORP        COM  316773100   325  23,390  SH       DEFINED       23,390   0     0
FOCUS MEDIA     SPONS
 HLDG LTD       ADR  34415V109   375  12,240  SH       DEFINED       12,240   0     0
FRONTIER COMMUNICATIONS
 CORP           COM  35906A108   328  39,870  SH       DEFINED       39,870   0     0
GAMESTOP CORP   CL A 36467W109   450  20,000  SH       DEFINED       20,000   0     0
GENERAL ELECTRIC
 CO             COM  369604103   154   7,670  SH       DEFINED        7,670   0     0
GENWORTH        COM
 FINANCIAL INC  CL A 37247D106   325  24,140  SH       DEFINED       24,140   0     0
HUDSON CITY     SPONS
 BANCORP        ADR  443683107   319  32,990  SH       DEFINED       32,990   0     0
HUNTINGTON
 BANCSHARES INC COM  446150104   332  50,070  SH       DEFINED       50,070   0     0
INFOSYS         SPONS
 TECHNOLOGIES   ADR  456788108    95   1,320  SH       DEFINED        1,320   0     0
INTERPUBLIC GROUP
 COS INC        COM  460690100   325  25,830  SH       DEFINED       25,830   0     0
ISHARES INC     MSCI
               JAPAN 464286848   138  13,390  SH       DEFINED       13,390   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   136   2,960  SH       DEFINED        2,960   0     0
KEYCORP NEW     COM  493267108   333  37,520  SH       DEFINED       37,520   0     0
LEAP WIRELESS   COM
 INTL INC       NEW  521863308   387  25,000  SH       DEFINED       25,000   0     0
MARSHALL & ILSLEY
 CORP NEW       COM  571837103    80  10,000  SH       DEFINED       10,000   0     0
MERCK & CO INC  COM  58933Y105     6     170  SH       DEFINED          170   0     0
METLIFE INC     COM  59156R108    66   1,480  SH       DEFINED        1,480   0     0
MGM RESORTS INTERNATIONAL
                COM  552953101   326  24,970  SH       DEFINED       24,970   0     0
MICRON TECHNOLOGY
 INC            COM  595112103   324  28,270  SH       DEFINED       28,270   0     0
MICROSOFT CORP  COM  594918104   142   5,580  SH       DEFINED        5,580   0     0
MOSAIC COMPANY  COM  61945A107   458   5,810  SH       DEFINED        5,810   0     0
MURPHY OIL CORP COM  626717102   312   4,250  SH       DEFINED        4,250   0     0
NOKIA CORP      SPONS
                ADR  654902204   245  28,800  SH       DEFINED       28,800   0     0
NOMURA HLDGS    SPONS
 INC            ADR  65535H208 1,155 222,200  SH       DEFINED      222,200   0     0
NOVELL INC      COM  670006105   445  75,100  SH       DEFINED       75,100   0     0
OLD REP INTL
 CORP           COM  680223104   326  25,670  SH       DEFINED       25,670   0     0
ORACLE CORP     COM  68389X105   212   6,340  SH       DEFINED        6,340   0     0
PEOPLES UNITED
 FINANCIAL INC  COM  712704105   328  26,100  SH       DEFINED       26,100   0     0
PFIZER INC      COM  717081103    37   1,810  SH       DEFINED        1,810   0     0
PLAINS EXPL&
 PRODTN CO      COM  726505100   442  12,200  SH       DEFINED       12,200   0     0
POTASH CORP
 SASK INK       COM  73755L107   524   8,890  SH       DEFINED        8,890   0     0
PROGRESS ENERGY
 INC            COM  743263105 1,559  33,784  SH       DEFINED       33,784   0     0
PULTE GROUP INC COM  745867101   327  44,210  SH       DEFINED       44,210   0     0
QUICKSILVER
 RESOURCES INC  COM  74837R104   758  53,000  SH       DEFINED       53,000   0     0
QWEST COMMUNICATIONS
 INTL IN        COM  749121109   329  48,210  SH       DEFINED       48,210   0     0
REGIONS FINANCIAL
 CORP NEW       COM  7591EP100   331  45,580  SH       DEFINED       45,580   0     0
SIRIUS XM RADIO
 INC            COM  82967N108   315 191,170  SH       DEFINED      191,170   0     0
SOUTHWEST AIRLS
 CO             COM  844741108   326  25,830  SH       DEFINED       25,830   0     0
SPDR S&P 500    TR UNIT
 ETF TRUST          78462F103 37,500 150,000  SH       DEFINED      150,000   0     0
SPDR S&P 500    CALL
 ETF TRUST          78462F903 12,500  50,000  SH CALL  DEFINED       50,000   0     0
SPRINT NEXTEL   COM
 CORPORATION    SER1 852061100   330  71,110  SH       DEFINED       71,110   0     0
STEEL DYNAMICS
 INC            COM  858119100   291  15,500  SH       DEFINED       15,500   0     0
SUNPOWER        COM
 CORPORATION    CL A 867652109   201  11,720  SH       DEFINED       11,720   0     0
SUNTECH PWR HLDGS
 CO LTD         ADR  86800C104 1,199 121,630  SH       DEFINED      121,630   0     0
VISA INC        COM
                CL A 92826C839   218   2,960  SH       DEFINED        2,960   0     0
XEROX CORP      COM  984121103   324  30,430  SH       DEFINED       30,430   0     0
YAHOO INC       COM  984332106   417  25,000  SH       DEFINED       25,000   0     0
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